Condensed Consolidated Statement of Cash Flows - USD ($)		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 04, 2021	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (751)		$ (31,840,315)
Offering costs associated with derivative warrant liabilities			1,042,104
Income from investments held in Trust Account			(7,459)
Change in the fair value of derivative warrant liabilites			15,356,267
Loss upon issuance of private placement warrants			15,213,332
Accrued expenses	751
Prepaid expenses			(153,351)
Accounts payable			44,029
Franchise tax payable			84,433
Net cash used in operating activities			(260,960)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(552,000,000)
Net cash used in investing activities			(552,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party			149,000
Repayment of note payable to related party			(200,000)
Proceeds received from initial public offering, gross			552,000,000
Proceeds received from private placement			13,040,000
Offering costs paid			(11,551,066)
Net cash provided by financing activities			553,437,934
Net change in cash			1,176,974
Cash – beginning of the period
Cash – end of the period			1,176,974	$ 1,176,974
Supplemental disclosure of noncash activities:
Offering costs paid in exchange for issuance of Class B common stock to Sponsor	25,000		25,000
Offering costs included in accrued expenses	$ 4,249		70,000
Offering costs paid by related party under promissory note			51,000
Deferred underwriting commissions in connection with the initial public offering			19,320,000
Initial value of Class A common stock subject to possible redemption			482,750,970
Change in value of Class A common stock subject to possible redemption			15,536,450
EQRx, INC. [Member]
Cash Flows from Operating Activities:
Net loss		$ (8,508,000)		(61,343,000)	$ (15,545,000)	$ (249,983,000)
Stock based compensation				1,800,000	70,000	346,000
Depreciation expense				579,000	25,000	338,000
Non-cash lease expense				767,000	219,000	222,000
Change in fair value of convertible promissory notes		3,882,000
Accrued expenses		1,114,000		2,258,000	245,000	9,851,000
Prepaid expenses and other assets		(67,000)		(11,395,000)	(1,004,000)	(2,604,000)
Accounts payable		976,000		6,504,000	(160,000)	324,000
Net cash used in operating activities		(2,603,000)		(60,830,000)	(16,150,000)	(241,506,000)
Cash Flows from Investing Activities
Purchases of property and equipment		(78,000)		(295,000)	(789,000)	(2,980,000)
Net cash used in investing activities		(78,000)		(295,000)	(789,000)	(2,980,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs				71,256,000	110,233,000	714,534,000
Proceeds from issuance of convertible promissory notes		22,000,000
Proceeds from issuance of common stock		3,000		345,000	173,000	945,000
Net cash provided by financing activities		22,003,000		71,601,000	110,406,000	715,479,000
Net change in cash		19,322,000		10,476,000	93,467,000	470,993,000
Cash and restricted cash, beginning of period				490,315,000	19,322,000	19,322,000
Cash and restricted cash, end of period		19,322,000	500,791,000	500,791,000	112,789,000	490,315,000
Cash – beginning of the period				489,682,000	18,478,000	18,478,000
Cash – end of the period		18,478,000	$ 500,158,000	500,158,000		489,682,000
Supplemental disclosure of non-cash financing activities
Issuance costs for convertible preferred stock included in accounts payable and accrued expenses						220,000
Right of use asset obtained in exchange for lease obligation					$ 6,931,000	$ 6,931,000